Expense Example {- Fidelity® SAI International Index Fund} - 10.31 Fidelity SAI International Index Fund PRO-08 - Fidelity® SAI International Index Fund - Fidelity SAI International Index Fund-Default	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 4
3 years	13
5 years	24
10 years	$ 57